Related party transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related party transactions [Abstract]
Schedule of Relationship Between Related Parties with their Groups

Related Party	Relationship with the Group
Zhuhai Qianyou	Equity investment of the Group
Hao Cheng	Co-founder and shareholder of the Group
Chuan Wang	Director of the Company
Shenglong Zou	Co-founder and shareholder of the Group
Beijing Millet technology Co., LTD (“Beijing Xiaomi”)	Company owned by a shareholder of the Group
Leading Advice Holdings Limited	Company owned by a Co-founder and shareholder of the Group
Vantage Point Global Limited	Shareholder of the Company
Aiden & Lasmine Limited	Shareholder of the Company
Kingsoft Corporation Limited	Shareholder of the Company

Schedule of Significant Related Party Transactions

	Years ended December 31,
(In thousands)	2013	2014	2015
Game sharing costs paid and payable to Zhuhai Qianyou (note a)	1,760	402	127
Advance to Hao Cheng	85	—	—
Repayment from Hao Cheng	—	85	—
Technology service revenue from Beijing Xiaomi	—	303	344
Advertisement revenue from Beijing Xiaomi	—	871	—
Advance to Shenglong Zou	—	10	—
Advance to Chuan Wang	—	7	—
Accrued to Aiden & Jasmine Limited (note b)	—	1,125	54
Accrued to Vantage Point Global Limited (note b)	—	3,012	146

note a – The Company obtained an exclusive game operation right from Zhuhai Qianyou, which is specialized in developing online games. According to the agreement, the Company will share revenues derived by the licensed games with Zhuhai Qianyou.

note b – In 2014, the Group repurchased 3,860,733 common shares from Aiden & Jasmine Limited (Co founder's company) for USD10,879 thousand and 10,334,679 common shares from Vantage Point Global Limited (Founder's company) for USD29,121 thousand. According to the repurchase contract, the Company was entitled to an amount (the “Withheld Price”) to withhold any taxes with respect to this repurchase as required under the applicable laws. If the Seller has not been specifically required by the applicable governmental or regulatory authority to pay any taxes as required under the applicable laws in connection with the repurchase, after the fifth anniversary of the Closing Date, the Company will pay to the Seller the Withheld Price with a simple interest thereon at the rate of five percent (5%) per annum (the “repayment price”) from the Closing Date. Therefore, the Withheld Price for Aiden & Jasmine Limited and Vantage Point Global Limited was USD 1,125 thousand (including interest of USD 37 thousand) and USD 3,012 thousand (including interest of USD 100 thousand) respectively. The interest accrued in 2015 was USD 54 thousand and 146 thousand for Aiden & Lasmine Limited and Vantage Point Global Limited respectively.

Schedule of Amount Due to from Related Party

(In thousands)	December 31, 2013	December 31, 2014	December 31, 2015
Amounts due to related parties
Accounts payable to Zhuhai Qianyou	225	84	38
Long-term payable to Aiden & Lasmine Limited (note 16)	—	1,125	1,179
Long-term payable to Vantage Point Global Limited (note 16)	—	3,012	3,158

(In thousands)	December 31, 2013	December 31, 2014	December 31, 2015
Amounts due from related parties
Accounts receivable from Beijing Xiaomi	—	5	30
Other receivable from Hao Cheng	85	—	—
Other receivable from Shenglong Zou	—	10	9
Other receivable from Chuan Wang	—	7	6